Lease Arrangements - Summary of Lease Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Lease liabilities [abstract]
Current	$ 1,062,239	$ 34,691	$ 979,612
Non-current	$ 7,159,767	$ 233,826	$ 6,728,875